Fair Value of Financial Instruments - Valuation Assumptions of Legacy Convertible Notes (Details) - Legacy Convertible Notes	Dec. 31, 2022
Probability of conversion
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0
Probability of holding until maturity without conversion
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0
Remaining term until potential conversion trigger date (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0
Discount Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.200